Summary Of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Advertising costs incurred	$ 0.9	$ 0.6	$ 1.6
Maximum estimated revenue-producing lives (in years) of computer software products from the date of release	3
Recognition period (in years) for changes in fair value of plan assets	4
Buildings [Member]
Summary Of Significant Accounting Policies [Line Items]
Minimum estimated useful lives (in years)	20
Maximum estimated useful lives (in years)	50
Machinery And Office Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Minimum estimated useful lives (in years)	4
Maximum estimated useful lives (in years)	7
Rental Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	4
Internal-Use Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Minimum estimated useful lives (in years)	3
Maximum estimated useful lives (in years)	10